Document and Entity Information Document	Nov. 07, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	MASIMO CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33642
Entity Tax Identification Number	33-0368882
Entity Address, Address Line One	52 Discovery
Entity Address, City or Town	Irvine,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	297-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000937556
Amendment Flag	false
Common Stock, $0.001 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MASI
Security Exchange Name	NASDAQ